PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2018	2017
Cost
Buildings	$6,244,348	$5,178,450
Furniture, fixtures and equipment	993,672	905,319
Leasehold improvements	939,602	829,706
Plant and gaming machinery	218,739	207,314
Transportation	101,800	97,132
Construction in progress	40,225	1,030,203
Freehold land	24,061	—

Sub-total	8,562,447	8,248,124
Less: accumulated depreciation and amortization	(2,900,794)	(2,517,364)

Property and equipment, net	$5,661,653	$5,730,760